RECONCILIATION OF SELECTED GAAP MEASURES TO NON GAAP MEASURES - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating loss	$ (595)	$ (1,903)	$ (2,028)	$ (3,994)
Stock-based compensation (1)	270	357	533	661
Amortization of intangible assets (2)	383	467	768	891
Adjustment to earn-out liabilities (3)	(52)	96	(29)	189
Income taxes (4)	$ (75)	(75)	$ 11	(120)
Executive terminations (5)		69		208
Adjustment to deferred revenues (6)	$ 42	$ 52	$ 85	$ 104
Settlement agreements (7)	$ (628)		$ (628)
Reorganization expenses (8)				$ 75
Capitalization of technology (9)	$ (505)		$ (505)
Net loss	$ (648)	$ (1,995)	$ (2,318)	$ (4,137)
Loss per share (diluted)	$ (0.02)	$ (0.08)	$ (0.07)	$ (0.16)
Number of shares used in computing non-GAAP loss per share (diluted)	31,444	26,577	31,421	26,548
General and administrative [Member]
Adjustment to earn-out liabilities (3)	$ (75)		$ (77)
Non-GAAP [Member]
Operating loss	(1,108)	$ (958)	(1,852)	$ (2,055)
Stock-based compensation (1)	270	357	533	661
Amortization of intangible assets (2)	383	467	768	891
Adjustment to earn-out liabilities (3)	(52)	96	(29)	189
Income taxes (4)	$ (82)	(113)	$ (165)	(214)
Executive terminations (5)		69		208
Adjustment to deferred revenues (6)	$ 42	$ 52	$ 85	104
Settlement agreements (7)	$ (628)		$ (628)	(200)
Reorganization expenses (8)				$ 75
Capitalization of technology (9)	$ (511)		$ (511)
Net loss	$ (1,226)	$ (1,067)	$ (2,265)	$ (2,423)
Loss per share (diluted)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.09)
Stock-based compensation (1)	0.01	0.01	0.02	0.02
Amortization of intangible assets (2)	0.01	0.02	0.02	0.03
Adjustment to earn-out liabilities (3)	0.00	0.00	0.00	0.01
Income taxes (4)	0.00	0.00	(0.01)	(0.01)
Executive terminations (5)	0.00	0.00	0.00	0.01
Adjustment to deferred revenues (6)	0.00	0.00	0.00	0.01
Settlement agreements (7)	(0.02)	0.00	(0.02)	(0.01)
Reorganization expenses (8)	0.00	0.00	0.00	0.00
Capitalization of technology (9)	$ (0.02)	$ 0.00	$ (0.01)	$ 0.00
Number of shares used in computing non-GAAP loss per share (diluted)	31,444	26,577	31,421	26,548
Non-GAAP [Member] | Cost of revenues [Member]
Amortization of intangible assets (2)	$ 188	$ 235	$ 378	$ 432
Stock-based compensation	18	$ 13	34	$ 25
Non-GAAP [Member] | Research and development [Member]
Amortization of intangible assets (2)	1		1
Stock-based compensation	73	$ 74	137	$ 147
Capitalization of technology (9)	(505)		(505)
Non-GAAP [Member] | Sales and marketing [Member]
Amortization of intangible assets (2)	194	$ 232	389	$ 459
Stock-based compensation	63	$ 72	136	$ 144
Non-GAAP [Member] | General and administrative [Member]
Adjustment to earn-out liabilities (3)	(75)		(77)
Stock-based compensation	$ 116	$ 198	$ 226	$ 345
Executive terminations (5)		$ 69		$ 208
Settlement agreements (7)	$ (628)		$ (628)
Reorganization expenses (8)				$ 75
Non-GAAP [Member] | Financial expenses, net [Member]
Adjustment to earn-out liabilities (3)	$ 23	$ 96	$ 48	$ 189
Capitalization of technology (9)	(6)		(6)
Non-GAAP [Member] | Deferred tax asset - tax benefit [Member]
Income taxes (4)	$ (82)	$ (113)	$ (165)	$ (214)
Non-GAAP [Member] | Other income [Member]
Settlement agreements (7)				(200)
Non-GAAP [Member] | Adjustment to deferred revenues [Member]
Adjustment to deferred revenues (6)	$ 42	$ 52	$ 85	$ 104